Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2026
Common Domain Members [Abstract]
Basis of Presentation
The accounting policies used by management in preparing these interim financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2025, except for income tax. Income tax is provided for based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The preparation of our interim financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe are appropriate under the circumstances, such as supply chain disruptions and high inflation. Actual results could differ from these estimates. The Directors, at the time of approving these interim financial statements, have a reasonable expectation that the Company has adequate resources to continue in operational existence for at least 12 months from the date of signing these interim financial statements given the cash funds available and the current forecast cash outflows. In preparing cash flow forecasts, management considers severe but plausible downside scenarios taking into consideration the Company's key risks, including the current economic climate which may adversely impact the Company. Having considered these risks the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these interim financial statements.